Note 18 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Business Combinations (Details)	12 Months Ended
Dec. 31, 2017
Intangible Assets and Goodwill Abstract
Description of nature and financial effect of business combinations during period	There were no significant business combinations.